SELECTED CAPITAL PRESERVATION TRUST
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

November 29, 2011

U.S. Securities and Exchange Commission

Please disregard filings with accession numbers 0000818869-11-000017, with CIK number 0000818869 and 0001084060-11-000017, with CIK number 0000818869, for Selected Capital Preservation Trust. Both filings included incorrect attachments on November 29, 2011.

Sincerely,

/S/ Douglas A. Haines

Douglas A. Haines
Principal Financial Officer

Date: November 29, 2011